Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Prod. Entitlements	Comm. Social Resp.	Total Payments
Total	$ 150,657	$ 24,989	$ 63,642	$ 1,015	$ 240,303
ARGENTINA | Government of Argentina [Member]
Total	1,044				1,044
ARGENTINA | YPF S.A. [Member]
Total			7,023		7,023
BRAZIL | Government of Brazil [Member]
Total	3,368	1,091			4,459
CHILE | Government of Chile [Member]
Total	247	601			848
COLOMBIA | Government of Colombia [Member]
Total	144,029	$ 23,297	$ 56,619	744	224,689
ECUADOR | Government of Ecuador [Member]
Total	487			$ 271	758
SPAIN | Government of Spain [Member]
Total	$ 1,482				$ 1,482